Inventories (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended		12 Months Ended					3 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Raw Materials and Supplies [Member]	Dec. 31, 2012 Raw Materials and Supplies [Member]	Dec. 31, 2011 Raw Materials and Supplies [Member]	Dec. 31, 2011 Work In Process [Member]	Dec. 31, 2011 Finished Goods [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Dec. 31, 2011 Earthquake [Member]
Inventory [Line Items]
Inventory, Finished Goods, Net of Reserves		$ 34.9	$ 49.6
Inventory, Net		248.4	247.8							62.3	27.3
Other Inventory, Materials, Supplies and Merchandise under Consignment		22.9	27.7
Inventory Write-down	$ 96.7	$ 0		$ 18.5	$ 3.4	$ 53.7	$ 30.2	$ 29.7	$ 74.3			$ 14.9